                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

April 11, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer MidCap Fund (the "Registrant")
           File Nos. 333-31533; 811-08297

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated April 7, 2006, no changes were made to the Prospectus and the Statement of Additional Information contained in
Post-Effective Amendment No.13 to the Registrant's Registration Statement on
Form N-1A, which was filed electronically with the Securities and Exchange
Commission on April 7, 2006.

                                          Sincerely,

                                          /s/ Billy Hawkins

                                          -------------------------------------
                                          Billy Hawkins
                                          Assistant Vice President and
                                          Assistant Counsel
                                          (212) 323-5039

Attachments

cc: Vincent J. DiStefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    KPMG LLP
    Nancy S. Vann
    Gloria LaFond